Operating Segments	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Operating Segments
6)
OPERATING SEGMENTS

The Group has three reportable segments, as described below, which are the Group’s Lines of Business (LoBs). The LoBs offer different products and services, and are managed separately because the nature of products and services, and methods used to distribute the services are different. For each of these LoBs, the Group’s executive officers comprising of Group Chief Executive Officer and Group Chief Financial Officer review internal management reports and are construed to be the Chief Operating Decision Maker (CODM). LoBs assets, liabilities and expenses (other than service cost) are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these LoBs. Adjusted Margin from each LoB is reported and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1. Air ticketing: Primarily through internet based platforms, provides the facility to book domestic and international air tickets.

2. Hotels and packages: Through internet based platforms, call-centers and franchise stores, provides holiday packages and hotel reservations. The revenue related to airline tickets and other services issued as a component of Company developed tours and packages has been assigned to the hotels and packages segment and is recorded on a gross basis.

3. Bus ticketing: Primarily through internet based platforms, provides the facility to book domestic and international bus tickets.

Other operations of the Group primarily include income from facilitating access to its internet based platforms to travel insurance companies and other agents, advertisement income from hosting advertisements on its internet websites, fees for technical services from vendors, brand alliance fees, income from sale of rail tickets, car bookings, arranging foreign currency and other travel related ancillary services. These aforesaid operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Information about reportable segments:

	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments			Total
	For the year ended March 31
Particulars	2023	2024	2025	2023	2024	2025	2023	2024	2025	2023	2024	2025	2023	2024	2025
Consolidated revenue	147,793	201,246	241,529	337,686	435,542	520,411	74,873	92,693	119,361	32,684	53,043	97,035	593,036	782,524	978,336
Add: Customer inducement costs recorded as a reduction of revenue*	135,338	116,423	131,563	90,487	123,695	155,616	8,025	9,432	11,606	1,902	440	2,789	235,752	249,990	301,574
Less: Service cost	3,078	—	—	168,387	210,357	246,550	5,596	—	—	506	4,732	27,798	177,567	215,089	274,348
Adjusted Margin	280,053	317,669	373,092	259,786	348,880	429,477	77,302	102,125	130,967	34,080	48,751	72,026	651,221	817,425	1,005,562
Other income													2,798	770	317
Personnel expenses													(131,968)	(147,587)	(160,065)
Marketing and sales promotion expenses													(101,601)	(123,304)	(165,324)
Customer inducement costs recorded as a reduction of revenue*													(235,752)	(249,990)	(301,574)
Other operating expenses													(133,698)	(204,833)	(231,905)
Depreciation, amortization and impairment													(27,396)	(27,267)	(27,122)
Finance income													10,974	24,365	28,256
Finance costs													(46,732)	3,307	(32,191)
Share of profit (loss) of equity-accounted investees													10	52	(64)
Profit (loss) before tax													(12,144)	92,938	115,890

* For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin represents IFRS revenue after adding back certain customer inducement costs in the nature of customer incentives, customer acquisition costs and loyalty program costs, which are reported as a reduction of revenue and reducing service cost.

Assets and liabilities are used interchangeably between segments and these have not been allocated to the reportable segments.

Geographical Information:

In presenting the geographical information, revenue is based on the geographical location of customers and assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2023	2024	2025	2024	2025
India	564,284	739,652	922,616	656,154	636,989
United States	195	324	444	221	143
South East Asia	11,201	14,210	16,753	4,325	4,683
Europe	1,337	3,374	3,359	—	—
Others	16,019	24,964	35,164	737	879
Total	593,036	782,524	978,336	661,437	642,694

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets and other non-current assets (excluding financial assets).

Major Customers:

Considering the nature of business, customers normally include individuals. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.